December 6, 2004

VIA MESSENGER AND EDGAR

Re:	Foundation Coal Holdings, Inc.
Amendment No. 4 to Form S-1
filed on November 19, 2004
File No. 333-118427

Timothy Levenberg
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Levenberg:

On behalf of Foundation Coal Holdings, Inc. (the “Company”), we are writing to respond to the one comment set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated November 23, 2004 (the “comment letter”) relating to Amendment No. 4 to the above-referenced Registration Statement on Form S-1 filed on November 19, 2004 (the “Registration Statement”).  We have also revised the Registration Statement in response to the Staff’s comment and are filing concurrently with this letter Amendment No. 5 to the Registration Statement (“Amendment No. 5”), which reflects these revisions and updates certain other information for the increase in the estimated price range.

For your convenience, the numbered paragraph of this letter corresponds to the numbered paragraph of the comment letter.  The page reference in the text of this letter corresponds to the page of Amendment No. 5.

Risk Factors, page 15

1.                                       We note that you intend to use $46.4 million of the proceeds to reduce your indebtedness.  Nonetheless, disclose in a new risk factor that you are principally using the proceeds to pay the $350,000,000 dividend to your current stockholders, rather than for other purposes, such as to grow your business or pay down your debt.

The Company has added a new risk factor on page 26 of the Amendment No. 5 in response to the Staff’s comment.

Foundation Coal Holdings, Inc.
December 6, 2004

* * * * * * *

We have submitted today a request for acceleration of the effective date of the Registration Statement to Wednesday, December 8, 2004.

Please call me (212-455-3189) or Scott Fisher (212-455-2456) of my firm if you wish to discuss the Company’s response to the comment letter.

Very truly yours,

/s/ Edward P. Tolley III

Edward P. Tolley III